Cash, Cash Equivalents and Restricted Cash (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash, Cash Equivalents and Restricted Cash
Cash and cash equivalents	$ 65,663	$ 139,170	$ 77,275	$ 66,895
Restricted cash				2,812
Total	$ 65,663	$ 139,170	$ 77,275	$ 69,707